Goodwill and Intangible Assets (Details 2) $ in Thousands	Mar. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 2,091
2024	2,788
2025	2,788
2026	2,788
2027	2,788
2028 and thereafter	7,510
Total	$ 20,753